Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Product returns	$ 45.9	$ 46.0	$ 51.0	$ 55.6
Interest	13.3	13.2
Rebates, credits and discounts due to customers	13.1	10.3
Taxes payable	9.9	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	4.8	5.7
Vacation pay	4.7	4.4
Salaries and wages	2.5	2.6
Professional fees	1.6	3.2
Restructuring reserves	1.6	2.2	3.7	0.7
Other	9.2	10.0
Accrued expenses and other current liabilities, total	$ 114.5	$ 115.5